Transactions with Related Parties - Cardiff Drilling, Vivid, Basset, Steel, Azara, Dryships (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended		12 Months Ended		39 Months Ended
	Jan. 01, 2017	Apr. 05, 2016	Jun. 04, 2015	Jun. 30, 2017	Aug. 13, 2015	Jul. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Nov. 18, 2014
DryShips
Related Party Transaction [Line Items]
Ownership percentage		0.00%
Steel Wheel Investments Limited
Related Party Transaction [Line Items]
Ownership in Ocean Rig				1,570,226
DryShips Inc.
Related Party Transaction [Line Items]
Unsecured debt to former parent company										$ 120,000,000
Debt instrument description				LIBOR
Maturity Date Of Loan				May 2016
Treasury Stock, Shares, Acquired		56,079,533
TMS Offshore Services Ltd.
Related Party Transaction [Line Items]
Set up fee				$ 2,000,000
Fixed monthly fee				$ 1,291,700			$ 835,000
Fees on monies earned under drilling contracts				1.00%
Commission on purchase and sale activities				0.75%
Commission on financing related services				0.20%
Termination fee				$ 150,000,000
Exchange of $120.0 million Exchangeable Promissory Note | DryShips Inc.
Related Party Transaction [Line Items]
Debt facility, Amount exchanged			$ 40,000,000		$ 80,000,000			$ 120,000,000
Treasury Stock, Shares, Acquired			4,444,444		17,777,778			22,222,222
Number of shares pledged as security			20,555,556
Beginning from 2018 | TMS Offshore Services Ltd.
Related Party Transaction [Line Items]
Annual reduction of termination fee	$ 15,000,000
Termination fee, lowest threshold	30,000,000
Performance fee per annum	$ 10,000,000
Increase in the variable fee on all financing transactions	0.50%
Global Services Agreement January 2013 | Cardiff Drilling Inc.
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements									1.00%
Duration of consultancy agreement				5 years
Termination date of agreement				Mar. 31, 2016
Commission on purchase and sale activities									0.75%
Consultancy Agreement January 2013 | Vivid Finance Limited
Related Party Transaction [Line Items]
Duration of consultancy agreement				5 years
Termination date of agreement				Mar. 31, 2016
Commission on financing related services									0.20%
Consultancy Agreement January 2013 | Profits at least 10% of the invested amount | Vivid Finance Limited
Related Party Transaction [Line Items]
Commission fee on profits						30.00%
Consultancy Agreement 2012 | Basset
Related Party Transaction [Line Items]
Duration of consultancy agreement				5 years
Period required for cancellation written notice for agreement				3 months
Termination date of agreement				Dec. 31, 2016
Ownership in Ocean Rig				114,286
Consultancy Agreement CEO Services January 2013 | Azara Services S.A.
Related Party Transaction [Line Items]
Duration of consultancy agreement				5 years
Period required for cancellation written notice for agreement				3 months
Termination date of agreement				Dec. 31, 2016
Crescendo and Jubilee | DryShips Inc.
Related Party Transaction [Line Items]
Duration of time charter agreement				60 days